Victory Pioneer Select Mid Cap Growth VCT Portfolio Expense Example - Victory Pioneer Select Mid Cap Growth VCT Portfolio - Class I	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	$ 1,071